Fees Summary	Sep. 15, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 291,000
Previously Paid Amount	0.00
Total Fee Amount	40.19
Total Offset Amount	0.00
Net Fee	40.19
Narrative - Max Aggregate Offering Price	$ 291,000
Final Prospectus	true